Equity Incentive Plans - Summary of Share-based Compensation Arrangements by Share-based Payment Award (Detail) - Two Thousand And Seventeen Equity Incentive Plan [Member] - USD ($)
$ / shares in Units, $ in Thousands
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning balance		75,083,464	69,990,959
Number of shares, granted		19,480,375	13,940,467
Number of shares, exercised		(8,210,529)	(3,263,193)
Number of shares, forfeited		(6,708,760)	(5,584,769)
Number of shares, ending balance		79,644,550	75,083,464
Number of shares, Exercisable		50,613,778
Weighted average exercise price, beginning balance		$ 0.88	$ 0.80
Weighted average exercise price, granted		3.67	1.44
Weighted average exercise price, exercised		0.95	0.89
Weighted average exercise price, forfeited		2.28	1.20
Weighted average exercise price, ending balance		1.44	$ 0.88
Weighted average exercise price, Exercisable		$ 0.95
Weighted average remaining contractual term (in years), Exercisable		6 years 11 months 4 days
Aggregate Intrinsic value, Exercisable	[1]	$ 521,957

[1]	Calculated as the closing stock price on December 31, 2021 of $11.63 less the option exercise price.multiplied by the number of options.